Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated entities [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	¥ 5,287,272	¥ 4,585,822	¥ 5,443,534
Future production costs	(1,909,890)	(1,896,044)	(2,181,423)
Future development costs	(571,125)	(553,558)	(444,553)
Future income tax expense	(594,085)	(447,997)	(567,946)
Future net cash flows	2,212,172	1,688,223	2,249,612
Discount at 10% for estimated timing of cash flows	(1,187,646)	(931,412)	(1,188,237)
Standardized measure of discounted future net cash flows	1,024,526	756,811	1,061,375	¥ 1,595,704
Equity method investments [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	¥ 17,345	¥ 13,550	¥ 19,712